Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating leases
Less than 12 months	$ 3.1	$ 2.9
12 - 36 months	3.5	3.8
36 - 60 months	0.8	0.6
After 60 months		1.0
Total	7.4	8.3
Capital Commitments - Contracted for
Long-term Purchase Commitment [Line Items]
Commitments	$ 120.5	$ 100.8